AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 96.8%
Communication Services - 12.8%
Baidu, Inc., Sponsored ADR (China)*	4,077	$958,177
MultiChoice Group (South Africa)	61,858	526,777
NetEase, Inc., ADR (China)	6,865	789,406
Telkom Indonesia Persero Tbk PT (Indonesia)	1,383,321	305,742
Tencent Holdings, Ltd. (China)	29,106	2,593,441
Tencent Music Entertainment Group, ADR (China)*	53,722	1,429,005
Zee Entertainment Enterprises, Ltd. (India)	172,949	519,465

Total Communication Services		7,122,013
Consumer Discretionary - 22.5%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	13,291	3,373,655
Feng TAY Enterprise Co., Ltd. (Taiwan)	114,916	735,490
Huazhu Group, Ltd., ADR (China)[1]	6,050	293,425
MakeMyTrip, Ltd. (India)*,1	24,748	706,060
Maruti Suzuki India, Ltd. (India)	1,700	167,564
Midea Group Co., Ltd., Class A (China)	46,585	692,328
Naspers, Ltd., N Shares (South Africa)	4,613	1,067,122
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	3,387	567,323
Prosus, N.V. (Netherlands)	15,012	1,753,865
Sands China, Ltd. (Macau)*	326,639	1,297,196
Shenzhou International Group Holdings, Ltd. (China)	17,760	346,347
Trip.com Group, Ltd., ADR (China)*	25,977	826,848
Yum China Holdings, Inc. (China)	12,517	709,839

Total Consumer Discretionary		12,537,062
Consumer Staples - 7.0%
Bid Corp., Ltd. (South Africa)	38,656	641,915
CP All PCL (Thailand)*	131,468	250,963
CP All PCL, Foreign Shares (Thailand)*	3,500	6,678
Dino Polska, S.A. (Poland)*,2	4,271	299,938
Fomento Economico Mexicano, S.A.B de CV (Mexico)	46,396	315,961
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	34,500	235,427
LG Household & Health Care, Ltd. (South Korea)	402	559,609
Orion Corp. (South Korea)	3,819	409,411
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	278,438	792,840
Wuliangye Yibin Co., Ltd., Class A (China)	9,000	404,266

Total Consumer Staples		3,917,008
Energy - 2.3%
Novatek PJSC, Sponsored GDR (Russia)	4,091	682,661
	Shares	Value

Reliance Industries, Ltd. (India)	22,988	$578,514

Total Energy		1,261,175
Financials - 21.8%
AIA Group, Ltd. (Hong Kong)	74,768	901,460
Banco Bradesco, S.A., ADR (Brazil)	138,469	628,649
Bank Mandiri Persero Tbk PT (Indonesia)	849,316	397,353
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,714,201	508,204
BDO Unibank, Inc. (Philippines)	274,490	573,165
China International Capital Corp., Ltd., Class H (China)*,2	245,600	640,327
Credicorp, Ltd. (Peru)	4,566	686,407
Grupo Financiero Banorte, S.A.B de CV, Class O (Mexico)*	137,042	682,569
HDFC Bank, Ltd. (India)*	74,440	1,420,582
Housing Development Finance Corp., Ltd. (India)	45,669	1,485,015
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	102,042	532,659
Noah Holdings, Ltd., ADR (China)*,1	5,269	250,804
OTP Bank Plc (Hungary)*	14,473	659,908
Ping An Insurance Group Co. of China, Ltd., Class H (China)	102,720	1,209,814
Sberbank of Russia PJSC, Sponsored ADR (Russia)	95,885	1,311,897
Turkiye Garanti Bankasi, A.S. (Turkey)*	205,138	259,853

Total Financials		12,148,666
Health Care - 4.3%
Alibaba Health Information Technology, Ltd. (Hong Kong)*	88,000	274,347
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	138,800	532,256
Fleury, S.A. (Brazil)	105,431	506,209
Jinxin Fertility Group, Ltd. (China)[2]	88,000	176,783
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)*	195,500	428,738
Odontoprev, S.A. (Brazil)	175,811	461,426

Total Health Care		2,379,759
Industrials - 3.0%
Adani Ports & Special Economic Zone, Ltd. (India)	106,883	745,078
Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)*	35,762	359,591
Shanghai International Airport Co., Ltd., Class A (China)	47,369	577,807

Total Industrials		1,682,476
Information Technology - 23.1%
Advantech Co., Ltd. (Taiwan)	21,727	267,919

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Information Technology - 23.1% (continued)
Delta Electronics, Inc. (Taiwan)	75,100	$755,924
GDS Holdings, Ltd., ADR (China)*,1	3,050	315,858
Infosys, Ltd., Sponsored ADR (India)	45,269	764,141
Kingsoft Corp., Ltd. (China)[1]	84,000	647,521
MediaTek, Inc. (Taiwan)	34,000	1,061,945
Pagseguro Digital, Ltd., Class A (Brazil)*,1	7,088	346,958
Samsung Electronics Co., Ltd. (South Korea)	36,667	2,680,615
SK Hynix, Inc. (South Korea)	9,884	1,079,140
Sunny Optical Technology Group Co., Ltd. (China)	14,776	386,007
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	198,632	4,197,768
Tata Consultancy Services, Ltd. (India)	7,510	319,526

Total Information Technology		12,823,322

Total Common Stocks (Cost $35,774,674)		53,871,481

	Principal Amount	Value
Short-Term Investments - 0.3%
Joint Repurchase Agreements - 0.3%[3]
RBC Dominion Securities, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $134,922 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.625%, 02/18/21 - 01/20/51, totaling $137,620)	$134,921	$134,921

Total Short-Term Investments (Cost $134,921)		134,921
Total Investments - 97.1% (Cost $35,909,595)		54,006,402
Other Assets, less Liabilities - 2.9%		1,641,285
Net Assets - 100.0%		$55,647,687

*	Non-income producing security.
[1]	Some of these securities, amounting to $1,915,775 or 3.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the value of these securities amounted to $1,117,048 or 2.0% of net assets.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$1,426,957	$11,396,365	—	$12,823,322
Consumer Discretionary	6,477,150	6,059,912	—	12,537,062
Financials	2,781,088	9,367,578	—	12,148,666
Communication Services	3,176,588	3,945,425	—	7,122,013
Consumer Staples	1,108,801	2,808,207	—	3,917,008
Health Care	967,635	1,412,124	—	2,379,759
Industrials	359,591	1,322,885	—	1,682,476
Energy	—	1,261,175	—	1,261,175
Short-Term Investments
Joint Repurchase Agreements	—	134,921	—	134,921
Total Investments in Securities	$16,297,810	$37,708,592	—	$54,006,402

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

AMG GW&K Emerging Markets Equity Fund
Schedule of Portfolio Investments (continued)
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at January 31, 2021, was as follows:
Country	% of Long-Term Investments
Brazil	4.6
China	34.1
Hong Kong	2.2
Hungary	1.2
India	12.4
Indonesia	2.2
Macau	2.4
Mexico	4.0
Netherlands	3.3
Peru	1.3
Philippines	1.1
Poland	0.6
Russia	3.7
South Africa	4.1
South Korea	8.8
Taiwan	13.0
Thailand	0.5
Turkey	0.5
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$1,915,775	$134,921	$1,874,033	$2,008,954
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	02/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.